SCHEDULE OF REVENUE SALES OF READERS CARTRIDGES AND ACCESSORIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Product Information [Line Items]
Total revenue	$ 1,256,872
Sales Of Goods Cartidges [Member]
Product Information [Line Items]
Total revenue	724,304
Sales Of Goods Readers [Member]
Product Information [Line Items]
Total revenue	335,863
Other Sales [Member]
Product Information [Line Items]
Total revenue	$ 196,705